Investments in equity accounted associates - Fair values of the identifiable assets and liabilities on provisional basis - MX Capital Ltd (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Feb. 04, 2022	Jan. 27, 2022	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
ASSETS
Property and equipment	$ 627			$ 1,352		$ 171
Intangible assets	15,553			266		76
Right-of-use assets	1,622			2,050	$ 1,921	1,044	$ 71
Trade and other receivables	46,229			45,087		32,974
Cash and cash equivalents	91,378			142,802		84,557	17,565	$ 3,073
Prepaid tax	3,444			3,137		3,137
Total assets	373,254			312,983		211,554
Liabilities
Trade and other payables	(18,989)			(26,573)		(17,214)
Tax liability	(3,661)			(814)		(306)
Lease liabilities - current	(886)			(831)	$ (1,274)	(293)
Short-term loans						(49)	$ (3,983)
Liabilities	(478,452)			(474,031)		$ (313,462)
Goodwill	$ 48,900			$ 1,501
MX Capital Limited
ASSETS
Property and equipment		$ 148
Intangible assets		18,339
Right-of-use assets		26
Trade and other receivables		177
Cash and cash equivalents		5,367
Prepaid tax		34
Loans receivable - current		34
Other assets		154
Total assets		24,279
Liabilities
Trade and other payables		(1,150)
Tax liability		(155)
Provisions for non-income tax risks		(89)
Lease liabilities - current		(26)
Short-term loans		(1,171)
Liabilities		(2,591)
Total identifiable net assets at fair value		21,688
Goodwill		13,831
Purchase consideration transferred		15,000
Liability arising from sellers earn-outs		11,502	$ 11,502
Liability arising from founders earn-outs		4,692
Liability arising from symmetric put option		544
Asset arising from symmetric call option		$ (7,323)